Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (554,010)	$ 8,897
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	194,105	32,585
Stock-based compensation	68,293	51,625
Change in deferred tax asset	5,743	(44,257)
Gain on sale of assets	(17,276)	(77)
Change in fair value contingent consideration	15,418
Bad debt expense	616
Change in operating assets and liabilities:
Accounts and retainage receivable	(219,501)	(157,164)
Prepaid expenses and other costs	(2,018)	(420)
Costs in excess of billings	1,067	40,373
Accounts payable and accrued expenses	28,261	(5,128)
Billings in excess of costs	114,656	3,668
Net cash used in operating activities	(364,646)	(69,898)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(46,690)	(36,943)
Cash acquired in business acquisition	30,408
Security deposits	(26,922)
Proceeds from disposition of property and equipment	67,959	11,969
Net cash provided by (used in) investing activities	24,755	(24,974)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible debt	395,000
Payments of related party interest	(48,000)
Repayments on capital leases	(51,048)
Repayments on notes payable	(47,684)
Proceeds from line of credit	27,175
Proceeds related to stock option exercises	1,000	1,000
Net cash provided by financing activities	276,443	1,000
Net decrease in cash and cash equivalents	(63,448)	(93,872)
Effect of foreign currency translation on cash	(33,118)	11,705
Cash and cash equivalents, beginning of period	455,700	537,867
Cash and cash equivalents, end of period	359,134	455,700
Supplemental disclosure of non-cash investing and financing activities
Common stock issued for acquisition of business	1,177,779
Fair value of net assets acquired in business combination	2,056,344
Beneficial conversion feature	$ 365,878